UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07644
                                                    ----------

                       Gabelli Capital Series Funds, Inc.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
        ----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              -------------

                     Date of reporting period: June 30, 2007
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



[ ] GABELLI CAPITAL ASSET FUND                                 SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS
--------------------------------------------------------------------------------

[PHOTO OMITTED]
MARIO GABELLI, CFA,
PORTFOLIO MANAGER



OBJECTIVE:
Growth of capital. Current income is a secondary objective


PORTFOLIO:
At least 80% common stocks and securities convertible into common stocks


INCEPTION DATE:
May 1, 1995


NET ASSETS AT
JUNE 30, 2007:
$251,213,831

--------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS OF 6/30/2007)
--------------------------------------------------------------------------------
                                                        PERCENTAGE OF
                 COMPANY                              TOTAL NET ASSETS
--------------------------------------------------------------------------------
   American Express Co.                                     2.19%
--------------------------------------------------------------------------------
   Cablevision Systems Corp.                                2.16%
--------------------------------------------------------------------------------
   Honeywell International Inc.                             1.95%
--------------------------------------------------------------------------------
   The Coca-Cola Co.                                        1.87%
--------------------------------------------------------------------------------
   Clear Channel Communications Inc.                        1.81%
--------------------------------------------------------------------------------
   Diageo Plc, ADR                                          1.72%
--------------------------------------------------------------------------------
   Baldor Electric Co.                                      1.63%
--------------------------------------------------------------------------------
   General Mills Inc.                                       1.63%
--------------------------------------------------------------------------------
   Thomas & Betts Corp.                                     1.62%
--------------------------------------------------------------------------------
   Time Warner Inc.                                         1.51%
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (PERCENTAGE OF TOTAL NET ASSETS AS OF 6/30/2007)

[PIE CHART OMITTED] PLOT POINTS FOLLOW:

Food And Beverage             11.6%
Diversified Industrial         7.4%
Energy And Utilities           7.1%
Aviation: Parts And Services   4.7%
Financial Services             6.9%
Broadcasting                   6.4%
Entertainment                  4.6%
Equipment And Supplies         4.5%
Telecommunications             3.6%
Hotels And Gaming              3.4%
Other                         39.8%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDED 6/30/2007)

-------------------------------------------------------------------------------------
                                               1       5       10    SINCE INCEPTION
                            QUARTER    YTD     YR      YRS     YRS      5/1/1995
-------------------------------------------------------------------------------------
Gabelli Capital Asset Fund   7.66%   11.95%  25.47%  15.47%  12.27%      13.45%
-------------------------------------------------------------------------------------
S&P 500 Index                6.27%    6.96%  20.57%  10.70%   7.13%      11.09%
-------------------------------------------------------------------------------------

ABOUT INFORMATION IN THIS REPORT:

o ALL PERFORMANCE DATA QUOTED IS HISTORICAL AND THE RESULTS REPRESENT PAST PERFORMANCE AND NEITHER GUARANTEE NOR PREDICT FUTURE INVESTMENT RESULTS. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at WWW.GUARDIANINVESTOR.COM. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
o It is important to consider carefully the Fund's investment objectives, risks, fees, and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
o The S&P 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. Index returns are provided for comparative purposes. Please note that the index is unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.
o Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.



--------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND                                                    1

[ ] GABELLI CAPITAL ASSET FUND                                 SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS
--------------------------------------------------------------------------------

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from January 1, 2007 through June 30, 2007


EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------
                                         BEGINNING            ENDING           ANNUALIZED         EXPENSES
                                       ACCOUNT VALUE       ACCOUNT VALUE         EXPENSE         PAID DURING
                                      JANUARY 1, 2007      JUNE 30, 2007          RATIO            PERIOD*
---------------------------------------------------------------------------------------------------------------
  GABELLI CAPITAL ASSET FUND
---------------------------------------------------------------------------------------------------------------
  ACTUAL FUND RETURN                     $1,000.00           $1,119.50            1.09%            $5.70
---------------------------------------------------------------------------------------------------------------
  HYPOTHETICAL 5% RETURN                 $1,000.00           $1,019.28            1.09%             $5.43
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


--------------------------------------------------------------------------------
2                                                     GABELLI CAPITAL ASSET FUND

[ ] GABELLI CAPITAL ASSET FUND                                 SEMIANNUAL REPORT
                                                               TO CONTRACTOWNERS
--------------------------------------------------------------------------------

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2007. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund's Form N-Q is available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.








--------------------------------------------------------------------------------
GABELLI CAPITAL ASSET FUND                                                    3

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
 COMMON STOCKS -- 96.0%
--------------------------------------------------------------------------------
                                                                      MARKET
SHARES                                                  COST           VALUE
--------------------------------------------------------------------------------
AEROSPACE -- 1.0%
        6,000  HEICO Corp.                          $    144,955    $    252,480
       35,000  Herley Industries Inc.+                   616,408         572,950
      150,000  Rolls-Royce Group plc+                  1,273,743       1,622,053
    5,920,000  Rolls-Royce Group plc, Cl. B               11,599          12,126
                                                    ------------    ------------
                                                       2,046,705       2,459,609
--------------------------------------------------------------------------------
AGRICULTURE -- 0.9%
       45,000  Archer-Daniels-Midland Co.                590,521       1,489,050
       20,000  The Mosaic Co.+                           366,525         780,400
                                                    ------------    ------------
                                                         957,046       2,269,450
--------------------------------------------------------------------------------
AUTOMOTIVE -- 1.3%
       55,000  General Motors Corp.                    1,614,743       2,079,000
       18,000  Navistar International Corp.+             373,715       1,188,000
                                                    ------------    ------------
                                                       1,988,458       3,267,000
--------------------------------------------------------------------------------
AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.6%
        5,000  BorgWarner Inc.                           198,525         430,200
       42,000  CLARCOR Inc.                              393,050       1,572,060
       90,000  Dana Corp.+                               251,631         181,800
       85,000  Earl Scheib Inc.+                         483,196         314,500
       20,000  Midas Inc.+                               402,432         453,400
       15,000  Modine Manufacturing Co.                  363,510         339,000
       36,000  Proliance International Inc.+             197,995         111,600
       35,000  Standard Motor Products Inc.              421,303         526,050
                                                    ------------    ------------
                                                       2,711,642       3,928,610
--------------------------------------------------------------------------------
AVIATION: PARTS AND SERVICES -- 4.7%
       38,000  Curtiss-Wright Corp.                      545,113       1,771,180
        6,000  EDO Corp.                                 152,016         197,220
       70,000  GenCorp Inc.+                             714,297         914,900
       55,000  Kaman Corp.                               698,386       1,715,450
       28,000  Precision Castparts Corp.                 613,141       3,398,080
       28,000  Sequa Corp., Cl. A+                       990,661       3,136,000
        2,000  Sequa Corp., Cl. B+                       226,080         226,370
      170,000  The Fairchild Corp., Cl. A+               898,870         377,400
                                                    ------------    ------------
                                                       4,838,564      11,736,600
--------------------------------------------------------------------------------
BROADCASTING -- 6.4%
       45,000  CBS Corp., Cl. A                          918,326       1,499,850
      120,000  Clear Channel
                 Communications Inc.                   4,546,541       4,538,400
       10,000  Cogeco Inc.                               195,072         373,715
       58,000  Fisher Communications Inc.+             3,131,023       2,945,820
      210,000  Gray Television Inc.                    1,891,630       1,946,700
       18,000  Liberty Media Corp. -
                 Capital, Cl. A+                         942,330       2,118,240
       70,000  Lin TV Corp., Cl. A+                    1,042,005       1,316,700
       80,000  Sinclair Broadcast
                 Group Inc., Cl. A                       672,744       1,137,600
       20,000  Young Broadcasting Inc.,
                 Cl. A+                                  105,350          73,800
                                                    ------------    ------------
                                                      13,445,021      15,950,825
--------------------------------------------------------------------------------
BUSINESS SERVICES -- 1.6%
       20,000  aQuantive Inc.+                         1,273,590       1,276,000
       20,000  First Data Corp.                          652,200         653,400
       55,000  Intermec Inc.+                          1,008,568       1,392,050
       75,000  Nashua Corp.+                             623,470         809,250
                                                    ------------    ------------
                                                       3,557,828       4,130,700
--------------------------------------------------------------------------------
CABLE AND SATELLITE -- 2.9%
        5,000  Adelphia Communications
                 Corp., Cl. A+                             5,250             100
--------------------------------------------------------------------------------
                                                                      MARKET
SHARES                                                  COST           VALUE
--------------------------------------------------------------------------------
        5,000  Adelphia Communications
                 Corp., Cl. A Escrow+            $             0   $           0
        5,000  Adelphia Recovery Trust+                        0               0
      150,000  Cablevision Systems
                 Corp., Cl. A+                           783,510       5,428,500
       10,000  EchoStar Communications
                 Corp., Cl. A+                           294,560         433,700
       25,000  Liberty Global Inc., Cl. A+               363,484       1,026,000
        9,315  Liberty Global Inc., Cl. C+               155,984         366,080
        5,000  The DIRECTV Group Inc.+                    80,250         115,550
                                                    ------------    ------------
                                                       1,683,038       7,369,930
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 3.1%
       80,000  Corning Inc.+                             519,700       2,044,000
       53,000  Nortel Networks Corp.,
                 New York+                             1,347,187       1,274,650
       17,000  Nortel Networks Corp.,
                 Toronto+                                724,875         409,819
       70,000  Thomas & Betts Corp.+                   1,543,218       4,060,000
                                                    ------------    ------------
                                                       4,134,980       7,788,469
--------------------------------------------------------------------------------
COMPUTER SOFTWARE AND SERVICES -- 1.5%
      138,000  Furmanite Corp.+                          474,159       1,068,120
       95,000  Yahoo! Inc.+                            3,010,270       2,577,350
                                                    ------------    ------------
                                                       3,484,429       3,645,470
--------------------------------------------------------------------------------
CONSUMER PRODUCTS -- 1.9%
       10,000  Avon Products Inc.                        273,243         367,500
       10,000  Clorox Co.                                557,423         621,000
        4,000  Colgate-Palmolive Co.                     237,960         259,400
        4,000  Fortune Brands Inc.                       322,795         329,480
        1,000  National Presto Industries Inc.            27,490          62,340
       15,000  Pactiv Corp.+                             152,305         478,350
       35,000  Procter & Gamble Co.                    1,969,070       2,141,650
      100,000  Revlon Inc., Cl. A+                       262,803         137,000
       65,000  Schiff Nutrition
                 International Inc.+                     178,934         425,750
                                                    ------------    ------------
                                                       3,982,023       4,822,470
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 0.7%
       20,000  Liberty Media Corp. -
                 Interactive, Cl. A+                     377,352         446,600
       60,000  Rollins Inc.                              463,435       1,366,200
                                                    ------------    ------------
                                                         840,787       1,812,800
--------------------------------------------------------------------------------
DIVERSIFIED INDUSTRIAL -- 7.4%
       40,000  Ampco-Pittsburgh Corp.                    640,525       1,603,600
       83,000  Baldor Electric Co.                     2,655,882       4,090,240
       20,000  Cooper Industries Ltd., Cl. A             729,981       1,141,800
       30,000  Crane Co.                                 623,766       1,363,500
       26,000  Greif Inc., Cl. A                         326,895       1,549,860
       87,000  Honeywell International Inc.            2,710,298       4,896,360
       28,000  ITT Corp.                               1,233,131       1,911,840
       20,000  Katy Industries Inc.+                      57,723          26,000
       90,000  Myers Industries Inc.                     902,449       1,989,900
                                                    ------------    ------------
                                                       9,880,650      18,573,100
--------------------------------------------------------------------------------
ELECTRONICS -- 1.9%
       15,000  Cypress Semiconductor
                 Corp.+                                  312,790         349,350
       60,000  Intel Corp.                             1,228,332       1,425,600
       30,000  LSI Corp.+                                154,117         225,300
       75,000  Texas Instruments Inc.                  1,772,274       2,822,250
                                                    ------------    ------------
                                                       3,467,513       4,822,500
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4                                See accompanying notes to financial statements.

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                   COST          VALUE
--------------------------------------------------------------------------------
ENERGY AND UTILITIES -- 7.1%
       68,000  Allegheny Energy Inc.+               $    667,644   $  3,518,320
      300,000  Aquila Inc.+                            1,131,441      1,227,000
        9,000  Cameron International
                 Corp.+                                  260,717        643,230
       10,000  Chevron Corp.                             624,800        842,400
       30,000  ConocoPhillips                            860,026      2,355,000
       10,000  Devon Energy Corp.                        322,357        782,900
       38,000  DPL Inc.                                1,032,670      1,076,920
       90,000  El Paso Corp.                             807,999      1,550,700
       27,000  El Paso Electric Co.+                     242,555        663,120
       18,000  Exxon Mobil Corp.                         654,381      1,509,840
        6,699  Florida Public Utilities Co.               52,922         82,398
       20,000  Mirant Corp. Escrow+ (a)                        0              0
        2,000  Niko Resources Ltd.                       109,377        182,117
        5,000  Northeast Utilities                        90,850        141,800
       27,000  NSTAR                                     642,663        876,150
       17,000  Progress Energy Inc., CVO+                  7,800          6,120
       15,000  Royal Dutch Shell plc,
                 Cl. A, ADR                              937,915      1,218,000
       67,500  RPC Inc.                                  597,913      1,150,200
        3,000  Southwest Gas Corp.                        71,147        101,430
                                                    ------------   ------------
                                                       9,115,177     17,927,645
-------------------------------------------------------------------------------
ENTERTAINMENT -- 4.6%
       15,000  Canterbury Park
                 Holding Corp.                           194,588        194,550
       50,000  Discovery Holding Co.,
                 Cl. A+                                  433,402      1,149,500
       70,000  Dover Motorsports Inc.                    446,303        424,200
      170,000  Gemstar-TV Guide
                 International Inc.+                     782,100        836,400
       88,000  Grupo Televisa SA, ADR                    790,131      2,429,680
       50,000  The Topps Co. Inc.                        457,078        525,500
      180,000  Time Warner Inc.                        2,796,449      3,787,200
       20,000  Triple Crown Media Inc.+                  184,942        186,400
       30,000  Viacom Inc., Cl. A+                     1,107,747      1,248,000
       18,000  Vivendi                                   529,900        777,397
                                                    ------------   ------------
                                                       7,722,640     11,558,827
-------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 1.6%
       60,000  Allied Waste Industries Inc.+             601,145        807,600
       80,000  Waste Management Inc.                   2,709,895      3,124,000
                                                    ------------   ------------
                                                       3,311,040      3,931,600
-------------------------------------------------------------------------------
EQUIPMENT AND SUPPLIES -- 4.5%
       33,000  AMETEK Inc.                               225,394      1,309,440
       38,000  Baldwin Technology Co. Inc.,
                 Cl. A+                                   52,525        229,140
       17,000  Belden Inc.                               257,098        940,950
       40,000  Capstone Turbine Corp.+                    70,880         43,200
       16,800  CIRCOR International Inc.                 395,819        679,224
      110,000  CTS Corp.                               1,013,089      1,392,600
       50,000  Fedders Corp.+                            212,806         11,500
       25,000  Flowserve Corp.                           341,316      1,790,000
       15,000  Franklin Electric Co. Inc.                148,665        707,700
       40,000  GrafTech International Ltd.+              352,242        673,600
       25,500  IDEX Corp.                                289,470        982,770
       50,000  L.S. Starrett Co., Cl. A                  747,924        916,000
       15,000  Robbins & Myers Inc.                      374,328        796,950
       14,000  The Eastern Co.                           129,462        406,840
       10,000  Watts Water
                 Technologies Inc., Cl. A                133,177        374,700
                                                    ------------   ------------
                                                       4,744,195     11,254,614
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                   COST          VALUE
-------------------------------------------------------------------------------
FINANCIAL SERVICES -- 6.9%
       90,000  American Express Co.                 $  2,813,015   $  5,506,200
       10,000  American International
                 Group Inc.                              674,830        700,300
       18,000  Ameriprise Financial Inc.                 716,337      1,144,260
       25,000  Argonaut Group Inc.                       509,445        780,250
       20,000  BKF Capital Group Inc.+                   102,267         46,200
       50,000  Citigroup Inc.                          2,515,085      2,564,500
       12,000  Deutsche Bank AG                          720,360      1,736,880
      154,300  Epoch Holding Corp.+                      412,391      2,066,077
       35,000  Marsh & McLennan
                 Companies Inc.                        1,060,061      1,080,800
       10,000  Nuveen Investments Inc.,
                 Cl. A                                   633,003        621,500
       15,000  The Bank of
                 New York Co. Inc.                       481,615        621,600
       10,000  The Midland Co.                            81,237        469,400
                                                    ------------   ------------
                                                      10,719,646     17,337,967
-------------------------------------------------------------------------------
FOOD AND BEVERAGE -- 11.6%
        5,000  Anheuser-Busch
                 Companies Inc.                          243,348        260,800
       25,000  Brown-Forman Corp., Cl. A                 773,956      1,896,750
       50,000  Cadbury Schweppes plc,
                 ADR                                   2,639,637      2,715,000
        2,000  Campbell Soup Co.                          45,393         77,620
       10,000  Coca-Cola Enterprises Inc.                195,696        240,000
        3,000  Coca-Cola Femsa
                 SAB de CV, ADR                           83,953        132,840
        4,000  Corn Products
                 International Inc.                       63,231        181,800
       52,000  Diageo plc, ADR                         2,063,627      4,332,120
       15,000  Fomento Economico Mexicano
                 SAB de CV, ADR                          488,312        589,800
       70,000  General Mills Inc.                      3,322,849      4,089,400
      176,000  Groupe Danone, ADR                      1,880,786      2,861,760
       15,000  H.J. Heinz Co.                            449,931        712,050
       15,000  Kraft Foods Inc., Cl. A                   469,806        528,750
       95,000  PepsiAmericas Inc.                      1,724,843      2,333,200
       14,000  PepsiCo Inc.                              858,645        907,900
       90,000  The Coca-Cola Co.                       4,103,662      4,707,900
       30,900  Tootsie Roll Industries Inc.              550,476        856,239
       23,000  Wm. Wrigley Jr. Co.                     1,051,878      1,272,130
        5,750  Wm. Wrigley Jr. Co., Cl. B                279,613        316,250
                                                    ------------   ------------
                                                      21,289,642     29,012,309
-------------------------------------------------------------------------------
HEALTH CARE -- 2.9%
       44,000  Advanced Medical
                 Optics Inc.+                          1,712,670      1,534,720
        7,000  Alpharma Inc., Cl. A                      166,872        182,070
       20,000  Biomet Inc.                               909,812        914,400
        5,000  DENTSPLY International Inc.               109,500        191,300
       10,000  Henry Schein Inc.+                        290,333        534,300
        2,000  Invitrogen Corp.+                          69,870        147,500
          500  Laboratory Corp. of
                 America Holdings+                        39,480         39,130
        3,000  Patterson Companies Inc.+                  89,238        111,810
      140,000  Pfizer Inc.                             3,953,723      3,579,800
       60,000  TL Administration Corp.+                  144,933              0
                                                    ------------   ------------
                                                       7,486,431      7,235,030
-------------------------------------------------------------------------------
HOTELS AND GAMING -- 3.4%
        8,000  Boyd Gaming Corp.                         396,471        393,520
       18,000  Churchill Downs Inc.                      747,971        942,840
        2,000  Dover Downs Gaming &
                 Entertainment Inc.                       12,605         30,020
-------------------------------------------------------------------------------
See accompanying notes to financial statements.                               5

[ ] GABELLI CAPITAL ASSET FUND
-------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------
June 30, 2007 (Unaudited)
-------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                   COST          VALUE
-------------------------------------------------------------------------------

HOTELS AND GAMING -- (CONTINUED)
       18,000  Gaylord Entertainment Co.+           $    465,545   $    965,520
        5,000  Harrah's Entertainment Inc.               377,868        426,300
       50,000  Hilton Hotels Corp.                       855,558      1,673,500
       12,000  International Game
                 Technology                              326,747        476,400
       14,000  Las Vegas Sands Corp.+                    795,610      1,069,460
       30,000  MGM Mirage+                               863,345      2,474,400
        5,000  Pinnacle Entertainment Inc.+              160,000        140,750
                                                    ------------   ------------
                                                       5,001,720      8,592,710
-------------------------------------------------------------------------------
MACHINERY -- 1.4%
       55,000  CNH Global NV                           1,075,301      2,809,950
        6,000  Deere & Co.                               365,420        724,440
                                                    ------------   ------------
                                                       1,440,721      3,534,390
-------------------------------------------------------------------------------
MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 0.6%
        3,000  Cavco Industries Inc.+                     80,988        112,560
      120,000  Champion Enterprises Inc.+              1,193,708      1,179,600
       10,000  Skyline Corp.                             384,022        300,100
                                                    ------------   ------------
                                                       1,658,718      1,592,260
-------------------------------------------------------------------------------
METALS AND MINING -- 1.0%
        4,000  Alcoa Inc.                                115,191        162,120
        5,000  IPSCO Inc.                                791,681        794,400
       40,000  Newmont Mining Corp.                    1,680,693      1,562,400
        2,000  Peabody Energy Corp.                       70,704         96,760
                                                    ------------   ------------
                                                       2,658,269      2,615,680
-------------------------------------------------------------------------------
PUBLISHING -- 2.5%
       18,000  Dow Jones & Co. Inc.                      717,129      1,034,100
       45,000  Journal Communications Inc.,
                 Cl. A                                   568,041        585,450
        6,000  Lee Enterprises Inc.                      170,932        125,160
       21,535  McClatchy Co., Cl. A                      697,215        545,051
        8,000  Media General Inc., Cl. A                 371,604        266,160
        8,000  Meredith Corp.                            171,362        492,800
       30,000  News Corp., Cl. A                         427,299        636,300
      290,000  PRIMEDIA Inc.+                            829,451        826,500
       16,000  The E.W. Scripps Co., Cl. A               667,408        731,040
       15,000  The New York Times Co.,
                 Cl. A                                   515,129        381,000
       25,373  Tribune Co.                               763,670        745,966
                                                    ------------   ------------
                                                       5,899,240      6,369,527
-------------------------------------------------------------------------------
REAL ESTATE -- 0.7%
       49,600  Griffin Land & Nurseries Inc.+            739,126      1,790,560
-------------------------------------------------------------------------------
RETAIL -- 1.5%
       32,000  Aaron Rents Inc., Cl. A                   266,360        835,200
        5,000  CSK Auto Corp.+                            78,337         92,000
       42,000  CVS Caremark Corp.                      1,586,807      1,530,900
       10,000  Ingles Markets Inc., Cl. A                125,475        344,500
       15,000  Safeway Inc.                              307,433        510,450
       10,000  The Home Depot Inc.                       368,748        393,500
                                                    ------------   ------------
                                                       2,733,160      3,706,550
-------------------------------------------------------------------------------
SPECIALTY CHEMICALS -- 2.9%
       80,900  Ferro Corp.                             1,623,426      2,016,837
       50,000  Hawkins Inc.                              681,993        772,500
       30,000  Hercules Inc.+                            295,816        589,500
        2,000  Huntsman Corp.                             48,520         48,620
       24,000  International Flavors &
                 Fragrances Inc.                       1,143,877      1,251,360
      130,000  Omnova Solutions Inc.+                    838,833        786,500
        5,000  Quaker Chemical Corp.                      87,062        118,000
       67,000  Sensient Technologies Corp.             1,315,943      1,701,130
                                                    ------------   ------------
                                                       6,035,470      7,284,447
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                                       MARKET
SHARES                                                   COST          VALUE
-------------------------------------------------------------------------------
TELECOMMUNICATIONS -- 3.6%
       30,000  Alltel Corp.                         $  1,793,635   $  2,026,500
      230,000  Cincinnati Bell Inc.+                   1,163,898      1,329,400
      105,000  Qwest Communications
                 International Inc.+                     450,842      1,018,500
       20,000  Rogers Communications Inc.,
                 Cl. B                                   268,416        849,800
      150,000  Sprint Nextel Corp.                     2,259,749      3,106,500
        8,000  Telephone & Data
                 Systems Inc.                            320,900        500,560
        5,000  Telephone & Data
                 Systems Inc., Special                   100,476        287,750
                                                    ------------   ------------
                                                       6,357,916      9,119,010
-------------------------------------------------------------------------------
TRANSPORTATION -- 0.6%
       30,000  GATX Corp.                              1,357,822      1,477,500
-------------------------------------------------------------------------------
WIRELESS COMMUNICATIONS -- 1.7%
       30,000  Price Communications Corp.                498,422        666,900
       40,000  United States Cellular Corp.+           1,505,544      3,624,000
                                                    ------------   ------------
                                                       2,003,966      4,290,900
-------------------------------------------------------------------------------
              TOTAL COMMON STOCKS                    157,293,583    241,209,059
-------------------------------------------------------------------------------
 WARRANTS -- 0.0%
-------------------------------------------------------------------------------
ENERGY AND UTILITIES -- 0.0%
        1,000  Mirant Corp., Ser. A,
                 expire 01/03/11+                          2,199         23,020
-------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS -- 4.0%
-------------------------------------------------------------------------------
  PRINCIPAL
   AMOUNT
-------------------------------------------------------------------------------
  $10,066,000  U.S. Treasury Bills,
                 4.599% to 4.992%++,
                 07/05/07 to 09/27/07                  9,992,715      9,993,504
-------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%                         $167,288,497    251,225,583
OTHER ASSETS AND LIABILITIES (NET) -- 0.0%                              (11,752)
-------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $251,213,831
-------------------------------------------------------------------------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2007, the market value of fair valued securities amounted to $0 or 0.00% of total net assets.
+   Non-income producing security.
++  Represents annualized yield at date of purchase.

    ADR - American Depository Receipt
    CVO - Contingent Value Obligation

--------------------------------------------------------------------------------
6                                See accompanying notes to financial statements.

[ ] GABELLI CAPITAL ASSET FUND
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------


June 30, 2007 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $167,288,497)   $251,225,583
  Cash                                                 987
  Receivable for investments sold                  121,233
  Receivable for Fund shares sold                   13,889
  Dividends receivable                             239,118
  Prepaid expense                                    4,734
                                              ------------
    TOTAL ASSETS                               251,605,544
                                              ------------
LIABILITIES:
  Payable for investments purchased                 88,638
  Payable for Fund shares redeemed                  53,409
  Payable for investment management fees           200,638
  Payable for legal and audit fees                  33,105
  Payable for accounting fees                        3,626
  Other accrued expenses                            12,297
                                              ------------
    TOTAL LIABILITIES                              391,713
                                              ------------
    NET ASSETS applicable to 12,077,034
      shares outstanding                      $251,213,831
                                              ============
NET ASSETS CONSIST OF:
  Paid-in capital, at $0.001 par value        $164,707,731
  Accumulated net investment income                646,233
  Accumulated net realized gain on investments
    and foreign currency transactions            1,922,474
  Net unrealized appreciation on investments    83,937,086
  Net unrealized appreciation on foreign
    currency translations                              307
                                              ------------
    NET ASSETS                                $251,213,831
                                              ============
NET ASSET VALUE, offering and redemption price
  per share ($251,213,831 / 12,077,034 shares
  outstanding; 500,000,000 shares authorized)       $20.80
                                                    ======
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


FOR THE SIX MONTHS ENDED
JUNE 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $25,750)  $ 1,686,759
  Interest                                         266,293
                                               -----------
    TOTAL INVESTMENT INCOME                      1,953,052
                                               -----------
  EXPENSES:
    Management fees                              1,202,535
    Legal and audit fees                            30,075
    Custodian fees                                  22,888
    Accounting fees                                 22,375
    Directors' fees                                 10,859
    Shareholder services fees                        5,383
    Miscellaneous expenses                          18,931
                                               -----------
      TOTAL EXPENSES                             1,313,046
      Less: Custodian fee credits                   (6,227)
                                               -----------
      NET EXPENSES                               1,306,819
                                               -----------
  NET INVESTMENT INCOME                            646,233
                                               -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN
  CURRENCY:
    Net realized gain on investments             6,586,384
    Net realized loss on foreign
      currency transactions                           (135)
                                               -----------
    Net realized gain on investments and
      foreign currency transactions              6,586,249
                                               -----------
    Net change in unrealized appreciation/
      depreciation on investments               20,231,888
    Net change in unrealized appreciation/
      depreciation on foreign currency
      translations                                     165
                                               -----------
  Net change in unrealized appreciation/
    depreciation on investments and
    foreign currency translations               20,232,053
                                               -----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS AND FOREIGN CURRENCY         26,818,302
                                               -----------
    NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                $27,464,535
                                               ===========




--------------------------------------------------------------------------------
See accompanying notes to financial statements.                                7

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   SIX MONTHS ENDED
                                                                                     JUNE 30, 2007              YEAR ENDED
                                                                                      (UNAUDITED)           DECEMBER 31, 2006
                                                                                    ----------------       -------------------

OPERATIONS:
  Net investment income                                                                $    646,233            $    632,601
  Net realized gain on investments and foreign currency transactions                      6,586,249              28,591,124
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations                                                    20,232,053              15,321,310
                                                                                       ------------            ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   27,464,535              44,545,035
                                                                                       ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                                                          --                (632,604)
  Net realized gain on investments                                                               --             (28,686,990)
  Return of capital                                                                              --                 (24,731)
                                                                                       ------------            ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                            --             (29,344,325)
                                                                                       ------------            ------------
CAPITAL SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from capital share transactions                 (10,664,357)                 86,062
                                                                                       ------------            ------------
  NET INCREASE IN NET ASSETS                                                             16,800,178              15,286,772
NET ASSETS:
  Beginning of period                                                                   234,413,653             219,126,881
                                                                                       ------------            ------------
  End of period (including undistributed net investment income of
    $646,233 and $0, respectively)                                                     $251,213,831            $234,413,653
                                                                                       ============            ============





--------------------------------------------------------------------------------
8                                See accompanying notes to financial statements.

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

June 30, 2007 (Unaudited)


1.   ORGANIZATION

     The Gabelli Capital Asset Fund (the "Fund") is a series of Gabelli Capital Series Funds, Inc. (the "Company"), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. ("Guardian") and other selected insurance companies.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION

     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

     In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, management is in the process of reviewing the requirements of SFAS 157 against its current valuation policies to determine future applicability.

FOREIGN CURRENCY TRANSLATIONS

     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the

--------------------------------------------------------------------------------

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
June 30, 2007 (Unaudited)


exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES

     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES

     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

EXPENSES

     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE

     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits". When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS

     Distributions  to  shareholders  are  recorded  on  the  ex-dividend  date.
Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value ("NAV") of the Fund.

     The tax character of distributions paid during the fiscal year ended December 31, 2006 was as follows:

Distributions paid from:
Ordinary income
   (inclusive of short-term capital gains)                           $ 1,652,200
Net long-term capital gains                                           27,667,394
Non-taxable return of capital                                             24,731
                                                                     -----------
Total distributions paid                                             $29,344,325
                                                                     ===========

--------------------------------------------------------------------------------
10

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

June 30, 2007 (Unaudited)


PROVISION FOR INCOME TAXES

     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

     The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2007:

                                    GROSS           GROSS
                                 UNREALIZED       UNREALIZED      NET UNREALIZED
                    COST        APPRECIATION     DEPRECIATION      APPRECIATION
                    ----        ------------     ------------      ------------
Investments     $170,867,330      $87,882,128     $(7,523,875)      $80,358,253

     In July 2006, the FASB issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation established for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and required certain expanded tax disclosures. The Interpretation was implemented by the Fund on June 29, 2007, and applied to all open tax years as of the effective date. Management has evaluated the application of the Interpretation to the Fund, and the adoption of the Interpretation had no impact on the amounts reported in the financial statements.

3.   AGREEMENTS WITH AFFILIATED PARTIES

     Pursuant to a management agreement (the "Management Agreement"), the Fund will pay Guardian Investor Services Corporation (the "Manager") a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company's Board of Directors and the Manager, manages the Fund's assets in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund's administrative needs. The Adviser may delegate its administrative role and currently has done so to PFPC Inc., the Fund's sub-administrator (the "Sub-Administrator"). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund's average daily net assets.

     The Fund pays each Director that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.   PORTFOLIO SECURITIES

     Purchases and proceeds from the sales of securities for the six months ended June 30, 2007, other than short-term securities, aggregated $45,542,412 and $24,664,602, respectively.

5.   TRANSACTIONS WITH AFFILIATES

     During the six months ended June 30, 2007, the Fund paid brokerage commissions of $46,405 to Gabelli & Company, Inc.

     The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2007, the Fund paid or accrued $22,375 to the Adviser in connection with the cost of computing the Fund's NAV.

     The Fund is assuming its portion of the allocated cost of the Gabelli Funds' Chief Compliance Officer in the amount of $2,628 for the six months ended June 30, 2007, which is included in miscellaneous expenses in the Statement of Operations.

6.   LINE OF CREDIT

     Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2007, there were no borrowings under the line of credit.

--------------------------------------------------------------------------------

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

June 30, 2007 (Unaudited)


7.   CAPITAL STOCK TRANSACTIONS

     Transactions in shares of capital stock were as follows:

                                    Six Months Ended                   Six Months Ended
                                      June 30, 2007     Year Ended       June 30, 2007      Year Ended
                                       (Unaudited)  December  31, 2006     (Unaudited)   December 31, 2006
------------------------------------------------------------------------------------------------------------
                                                  Shares                                  Amount
------------------------------------------------------------------------------------------------------------
Shares sold                              484,118           710,099        $  9,452,213      $ 13,570,627
Shares issued upon
   reinvestment of distributions              --         1,568,376                  --        29,344,326
Shares redeemed                       (1,020,901)       (2,260,473)        (20,116,570)      (42,828,891)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)                 (536,783)           18,002        $(10,664,357)     $     86,062
------------------------------------------------------------------------------------------------------------


8. INDEMNIFICATIONS

     The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. OTHER MATTERS

     The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of seven closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.








--------------------------------------------------------------------------------
12



[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK  OUTSTANDING  THROUGHOUT  THE PERIODS
INDICATED:


                                            SIX MONTHS
                                               ENDED                              YEAR ENDED DECEMBER 31,
                                           JUNE 30, 2007    ----------------------------------------------------------------
                                            (UNAUDITED)       2006          2005          2004         2003         2002
----------------------------------------------------------------------------------------------------------------------------
OPERATING PERFORMANCE:
   Net asset value, beginning of period        $18.58        $17.40        $18.28        $16.44       $12.16       $14.23
----------------------------------------------------------------------------------------------------------------------------
   Net investment income                         0.05          0.06          0.05          0.06         0.02         0.03
   Net realized and unrealized gain (loss)
     on investments                              2.17          3.77          0.33          2.50         4.29        (2.07)
----------------------------------------------------------------------------------------------------------------------------
   Total from investment operations              2.22          3.83          0.38          2.56         4.31        (2.04)
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                           --         (0.06)        (0.05)        (0.06)       (0.02)       (0.03)
   Net realized gain on investments                --         (2.59)        (1.21)        (0.66)       (0.01)       (0.00)(a)
   Return of capital                               --         (0.00)(a)        --            --           --           --
----------------------------------------------------------------------------------------------------------------------------
   Total distributions                             --         (2.65)        (1.26)        (0.72)       (0.03)       (0.03)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                 $20.80        $18.58        $17.40        $18.28       $16.44       $12.16
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN +                                   12.0%         21.9%          2.0%         15.5%        35.5%       (14.3)%
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS AND
  SUPPLEMENTAL DATA:
   Net assets, end of period (in 000's)      $251,214      $234,414      $219,127      $240,035     $214,480     $158,831
   Ratio of net investment income to
     average net assets                          0.54%(b)      0.28%         0.26%         0.34%        0.13%        0.20%
   Ratio of operating expenses to
     average net assets                          1.09%(b)(c)   1.10%(c)      1.10%         1.10%        1.11%        1.12%
   Portfolio turnover rate                         11%           40%           25%           27%          39%          19%
----------------------------------------------------------------------------------------------------------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a)  Amount represents less than $0.005 per share.
(b)  Annualized.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the six months ended June 30, 2007 and the fiscal year ended December 31, 2006 would have been 1.08% and 1.09%, respectively.





--------------------------------------------------------------------------------
See accompanying notes to financial statements.                               13

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Directors (the "Board") of Gabelli Capital Asset Fund (the "Fund"), the only series of Gabelli Capital Series Funds, Inc. (the "Company"), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not "interested persons" of the Company, as defined in the 1940 Act (the "Independent Directors"), are required to annually review and re-approve the terms of the Fund's existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the "Management Agreement") with Guardian Investor Services LLC (the "Manager") and the Investment Advisory Agreement (the "Advisory Agreement") with Gabelli Funds, LLC (the "Adviser") for the Fund.

More specifically, at a meeting held on February 22, 2007, the Independent Directors, meeting in executive session, reviewed the written and oral information that had been made available, and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.

1. NATURE, EXTENT, AND QUALITY OF SERVICES. The Independent Board Members considered the nature, quality and extent of administrative and shareholder services performed by the Adviser, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Adviser consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. The Independent Board Members considered investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper, Inc. peer group, and concluded that the Adviser was delivering satisfactory performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.
(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Agreement are much more extensive than those under the advisory agreements for non-fund clients.

(B) PROFITABILITY AND COSTS OF SERVICES TO ADVISER. The Independent Board Members considered the Adviser's overall profitability and costs, and pro forma estimates of the Adviser's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Adviser's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Adviser has substantially increased its resources devoted to Fund matters in response to recently enacted regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Adviser's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist and concluded that it currently was reasonable.




--------------------------------------------------------------------------------
14

[ ] Gabelli Capital Asset Fund
--------------------------------------------------------------------------------
BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------


6. OTHER RELEVANT CONSIDERATIONS.
(A) ADVISER PERSONNEL AND METHODS. The Independent Board Members considered the size, education and experience of the Adviser's staff, the Adviser's fundamental research capabilities and the Adviser's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE ADVISER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and the Adviser and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Manager or the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS.  In considering  the Management  Agreement and Investment  Advisory
Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Manager and the Adviser managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Manager and the Adviser consistent with its investment objectives and policies.

Upon conclusion of their review and discussion, the Independent Directors unanimously agreed to recommend the continuation of the Investment Management Agreement and the Investment Advisory Agreement for the Fund.









--------------------------------------------------------------------------------
                                                                              15

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant   to  Rule  30a-2(b)  under  the  1940  Act
            and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.
             --------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         ---------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              August 24, 2007
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         ----------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer


Date              August 24, 2007
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         ----------------------------------------------------
                           Agnes Mullady, Principal Financial Officer &
                           Treasurer


Date              August 24, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.